Accrued Expenses and Other Liabilities (Details) - Schedule of the Accrued Expenses and Other Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of the Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 4,754	$ 654	¥ 5,753
Loan from a third party	12,034	1,658	17,819
Payable to Wuyi	5,200	716	5,200
Other payables	378	51	662
Interest payables	1,295	177	1,100
Customer deposit	331	46	334
Payables for purchase of property and equipment			1,311
Accrued expenses	750	103	332
Deferred consideration in relation to investment	2,300	317	2,300
Litigation and settlement	2,043	281
Others			420
Total accrued expenses and other liabilities	¥ 29,085	$ 4,003	¥ 35,231